Income Taxes (Details) - Schedule of deferred tax assets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Startup costs	$ 1,001,000	$ 886,000	$ 295,000
Total deferred tax asset	1,001,000	886,000	316,000
Valuation allowance	(1,001,000)	(886,000)	(316,000)
Total